Equity (Details) - Stock Options [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Options Outstanding
Options Outstanding shares, Beginning	3,099	2,302	1,506
Options Outstanding, Options granted	468	984	1,127
Options Outstanding, Exercised	(156)	(62)	(118)
Options Outstanding, Forfeited	(303)	(125)	(213)
Options Outstanding shares, Ending	3,108	3,099	2,302
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, Options granted	1 year 3 months 4 days	1 year 10 months 14 days	7 months 17 days
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning	$ 3.80	$ 3.50	$ 5.17
Weighted Average Exercise Price, Options granted	4.13	4.60	1.89
Weighted Average Exercise Price, Exercised	1.99	2.39	2.10
Weighted Average Exercise Price, Forfeited	4.38	5.67	3.56
Weighted Average Exercise Price, Ending	$ 3.88	$ 3.80	$ 3.50
Options Exercisable, Beginning	1,529	767	567
Options Exercisable, Options granted
Options Exercisable, Exercised
Options Exercisable, Forfeited
Options Exercisable, Ending	1,965	1,529	767
Weighted Average Exercise Price Options Exercisable
Weighted Average Exercise Price Options Exercisable, Beginning	$ 3.85	$ 4.01	$ 2.44
Weighted Average Exercise Price Options Exercisable, Options granted
Weighted Average Exercise Price Options Exercisable, Exercised
Weighted Average Exercise Price Options Exercisable, Forfeited
Weighted Average Exercise Price Options Exercisable,Ending	$ 3.80	$ 3.85	$ 4.01